CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Common shares, outstanding	852	831